DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2022
Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the three and six-month periods ended June 30, 2022, and 2021. Comparative figures have been reclassified to conform to the current period’s presentation:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Depreciation and amortization	$54	$70	$108	$145
Transportation and distribution	40	40	80	80
Operations and maintenance	14	12	29	24
Compensation	15	11	30	20
Cost of inventory	1	2	4	3
Other	7	7	14	14
Total	$131	$142	$265	$286